Convertible Senior Notes - Summary of Convertible Senior Notes (Parenthetical) (Detail) - Convertible Senior Notes 0.125% due April 1, 2019 [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Mar. 31, 2014
Debt Instrument [Line Items]
Senior notes, Interest rate	0.125%	0.125%	0.125%
Senior notes, Maturity date	Apr. 01, 2019	Apr. 01, 2019